Significant Contingent Liabilities and Unrecognised Contract Commitments	6 Months Ended
Jun. 30, 2025
Significant Contingent Liabilities and Unrecognised Contract Commitments [Abstract]
Significant Contingent Liabilities and Unrecognised Contract Commitments
9.	Significant Contingent Liabilities and Unrecognised Contract Commitments

Commitments

Capital expenditure contracted for at the balance sheet date but not yet incurred is as follows:

	30-Jun-25	31-Dec-24	30-Jun-24
Property, plant and equipment	-	-	$9,750